MINERAL PROPERTY INTERESTS	9 Months Ended
Sep. 30, 2024
Mineral Property Interests
MINERAL PROPERTY INTERESTS

5.	MINERAL PROPERTY INTERESTS

Extra High Property
Balance, December 31, 2022	$54,001
Exploration costs	44,991
Balance December 31, 2023	98,992
Exploration costs	5,510
Balance, September 30, 2024	$104,502

Extra High Property

Previously the Company held a 33% interest in the Extra High Claims, located in the Kamloops Mining Division of the Province of British Columbia (“Extra High Property”).

On October 31, 2019, as amended on November 4, 2019, the Company entered into an agreement with Colt Resources Inc. (“Colt Resources”) to purchase the remaining 67% right, interest and title in and to the Extra High Property.

During the year ended December 31, 2021, the Company recorded an impairment loss of $25,001 relating to the Extra High Property.

Pursuant to the Company’s offer letter to Colt Resources dated July 6, 2022, the Company has made a cash payment of $15,000 and issued 50,000 common shares in the capital of the Company to Colt Resources as consideration for the full and final settlement of all matters between the Company and Colt Resources in respect to the Extra High Property.

During 2023 the Company hired the services of Discovery Consultants of Vernon, British Columbia (“Discovery “) to plan, conduct, and complete the Company’s exploration work program on the Extra High Property (the “Company’s 2023 Exploration Work Program”). The Company’s 2023 Exploration Work Program consisted of 2 Phases. The Company incurred $20,000 of exploration related expenditures for Phase 1, and the Company incurred $24,991 of exploration related expenditures for Phase 2, for a total amount of $44,991. The mineral claims covering the Extra High Property are valid until December 28, 2028.

As at December 31, 2023 and September 30, 2024, the Company owns a 100% undivided right, interest, and title in and to the Extra High Property.

The Extra High Property is subject to a 1.5% Net Smelter Royalty (“NSR”) payable to a third party, 50% of which, or 0.75%, can be purchased by the Company at any time by paying $500,000.